Leases - Summary of Future Lease Payments to be Received Under Operating Lease Contracts for Lessor (Details) - Lease receivables [member] - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis of operating lease payments [line items]
Future lease payments to be received under the lease contracts	₩ 2,356,139	₩ 1,876,827
Within one year
Disclosure of maturity analysis of operating lease payments [line items]
Future lease payments to be received under the lease contracts	748,283	567,998
After one year but within two years
Disclosure of maturity analysis of operating lease payments [line items]
Future lease payments to be received under the lease contracts	681,591	526,899
After two years but within three years
Disclosure of maturity analysis of operating lease payments [line items]
Future lease payments to be received under the lease contracts	517,967	420,244
After three years but within four years
Disclosure of maturity analysis of operating lease payments [line items]
Future lease payments to be received under the lease contracts	286,677	275,080
After four years but within five years
Disclosure of maturity analysis of operating lease payments [line items]
Future lease payments to be received under the lease contracts	₩ 121,621	₩ 86,606